SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

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                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                           VARIABLE SEPARATE ACCOUNT
             Polaris Choice IV Variable Annuity dated May 1, 2015
            Polaris Platinum III Variable Annuity dated May 1, 2015
         Polaris Preferred Solution Variable Annuity dated May 1, 2015
        Polaris Retirement Protector Variable Annuity dated May 1, 2015
             Polaris Choice III Variable Annuity dated May 1, 2015

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       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
             Polaris Choice IV Variable Annuity dated May 1, 2015
            Polaris Platinum III Variable Annuity dated May 1, 2015
         Polaris Preferred Solution Variable Annuity dated May 1, 2015
        Polaris Retirement Protector Variable Annuity dated May 1, 2015

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                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
            Polaris Choice Elite Variable Annuity dated May 1, 2015
           Polaris Platinum Elite Variable Annuity dated May 1, 2015

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Effective on July 29, 2015, the investment manager for the following four
Portfolios changed from "Ibbotson Associates, Inc." to "SunAmerica Asset Management, LLC." Accordingly, all references in the prospectus to "Ibbotson Associates, Inc." are hereby replaced with "SunAmerica Asset Management, LLC."

Portfolios:                               Previously Managed by:           Managed by:
-----------                               ----------------------           -----------
Managed Allocation Balanced               Ibbotson Associates, Inc.        SunAmerica Asset Management, LLC
Managed Allocation Growth                 Ibbotson Associates, Inc.        SunAmerica Asset Management, LLC
Managed Allocation Moderate Growth        Ibbotson Associates, Inc.        SunAmerica Asset Management, LLC
Managed Allocation Moderate               Ibbotson Associates, Inc.        SunAmerica Asset Management, LLC

Dated:  July 29, 2015

               Please keep this Supplement with your Prospectus